The Empire Builder Tax Free Bond Fund
                      Supplement dated September 25, 2008
         to the Statement of Additional Information dated June 27, 2008

Under the section entitled "Management" on page 14 of the Statement of Additional Information, the information regarding the Treasurer of the Fund is revised and restated as follows.

Jonathan Rosen                       Treasurer            Since September 2008              Senior Vice Present,
Citi Fund Services, Inc.                                                                    Financial Administration,
3435 Stelzer Road                                                                           Citi Fund Services Ohio,
Columbus, OH 43219                                                                          Inc. (2008 to present);
(2/71)                                                                                      Vice President, Financial
                                                                                            Administration, Citi Fund
                                                                                            Services Ohio, Inc.
                                                                                            (2003 to 2008).


    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.